RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET (DowDuPont Cost Synergy Program) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net	$ 46	$ 48	$ 40	$ 87	$ 2,634	$ 117	$ (12)	$ 0	$ 221	$ 2,739	$ 579
Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									21	1,578	42
Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									11	17	83
Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									46	716	10
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									143	428	$ 444
DowDuPont Cost Synergy Program
Restructuring Cost and Reserve [Line Items]
Expected cost												$ 1,300
Restructuring, goodwill impairment and asset related charges - net									184	399
Charges against the reserve									(33)	(87)
Cash payments									(209)	(37)
Restructuring Reserve	217				275				217	275
DowDuPont Cost Synergy Program | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									7	11
DowDuPont Cost Synergy Program | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									11	12
DowDuPont Cost Synergy Program | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									13	36
DowDuPont Cost Synergy Program | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									153	340
DowDuPont Cost Synergy Program | Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	205				170				205	170
DowDuPont Cost Synergy Program | Other noncurrent obligations
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	12				105				12	105
DowDuPont Cost Synergy Program | Property, Plant and Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										87
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									137	307
Charges against the reserve									0	0
Cash payments									(197)	(37)
Restructuring Reserve	210				270				210	270
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	0
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	0
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	0
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									137	307
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Minimum
Restructuring Cost and Reserve [Line Items]
Expected cost												525
DowDuPont Cost Synergy Program | Severance and Related Benefit Costs | Maximum
Restructuring Cost and Reserve [Line Items]
Expected cost												575
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									33	87
Charges against the reserve									(33)	(87)
Cash payments									0	0
Restructuring Reserve	0				0				0	0
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									7	9
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	12
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									10	33
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									16	33
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Minimum
Restructuring Cost and Reserve [Line Items]
Expected cost												400
DowDuPont Cost Synergy Program | Asset Write-downs and Write-offs | Maximum
Restructuring Cost and Reserve [Line Items]
Expected cost												440
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									14	5
Charges against the reserve									0	0
Cash payments									(12)	0
Restructuring Reserve	$ 7				$ 5				7	5
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	2
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									11	0
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									3	3
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									0	0
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Minimum
Restructuring Cost and Reserve [Line Items]
Expected cost												290
DowDuPont Cost Synergy Program | Costs Associated with Exit and Disposal Activities | Maximum
Restructuring Cost and Reserve [Line Items]
Expected cost												$ 310
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Write-off of Capital Projects and Other Non-manufacturing Assets | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										22
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Miscellaneous Asset Write-Down and Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									33	65
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Miscellaneous Asset Write-Down and Write-Offs | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									7	9
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Miscellaneous Asset Write-Down and Write-Offs | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										12
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Miscellaneous Asset Write-Down and Write-Offs | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									10	11
DowDuPont Cost Synergy Program | Asset Related Charges and Other, Miscellaneous Asset Write-Down and Write-Offs | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									$ 16	$ 33